Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 212,100,000.00
Total Fee Amount	29,291.01
Total Offset Amount	0.00
Net Fee	$ 29,291.01
Offering Table N/A
Offset Table N/A	N/A